NOTE 5: ACQUISITION OF SUN VALLEY (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [abstract]
Revenues	$ 1,526,383
Net loss and comprehensive loss	$ 503,235